Fees and Expenses - VegaShares US Equity Autocallable Conservative Income ETF	Sep. 21, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.74%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$76	$237

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.